Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Adjustments (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
US$ against JPY [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	156.8	157.37
Average rate	149.5686	151.4551	140.5001
US$ against KRW [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	1,444.55	1,477.86
Average rate	1,421.3963	1,363.4381	1,306.7637
US$ against SGD [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	1.2859	1.3662
Average rate	1.3065	1.3363	1.3428
US$ against EUR [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	0.8521	0.9661
Average rate	0.8845	0.9242	0.9245
US$ against IDR [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	16,720	16,090
Average rate	16,459.8904	15,844.4435	15,236.43
US$ against RMB [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Year-end spot rate	6.9931	7.2993
Average rate	7.1875	7.1957	7.0809